STOCK OPTIONS AND WARRANTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Stock Options And Warrants Tables
Schedule of option activity during the year
			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term	Value
Balance Outstanding, December 31, 2016	12,000	$2.00	3.75	$74,400
Granted	37,000	1.32	3.58	150,800
Forfeited	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Balance Outstanding, September 30, 2017	49,000	$1.49	3.44	191,600

Exercisable, September 30, 2017	39,750	$1.53	3.41	$153,900

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term	Value
Balance Outstanding, December 31, 2015	24,000	$1.00	1.02	$-
Granted	12,000	2.00	4.00	-
Forfeited	-	-	-	-
Exercised	(24,000)	1.00	-	-
Expired	-	-	-	-
Balance Outstanding, December 31, 2016	12,000	$2.00	3.75	-

Exercisable, December 31, 2016	3,000	$2.00	3.75	$-

Warrants were valued
September 30, 2017
Volatility	76.66%-90.86%
Expected term (in years)	1
Risk-free interest rate	1.07% - 1.11%
Expected dividend yield	None

Warrants
Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Warrants	Shares	Price	Term	Value
Balance Outstanding, December 31, 2016	-	$-	-	$-
Granted	10,040	30.00	1	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Balance Outstanding, September 30, 2017	10,040	$30.00	.55	$-

Exercisable, September 30, 2017	10,040	$30.00	.55	$-